PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks
Aerospace & Defense 3.9%
BWX Technologies, Inc.	376,427	$34,680,220
HEICO Corp.(a)	270,313	59,947,314
		94,627,534
Banks 1.2%
East West Bancorp, Inc.	400,683	29,726,672
Biotechnology 3.5%
Apellis Pharmaceuticals, Inc.*	266,926	10,476,845
Argenx SE (Netherlands), ADR*	34,799	12,911,125
Exact Sciences Corp.*	777,226	35,324,922
Natera, Inc.*	248,885	26,513,719
		85,226,611
Building Products 1.1%
Zurn Elkay Water Solutions Corp.	845,688	26,478,491
Capital Markets 0.4%
LPL Financial Holdings, Inc.	34,277	9,810,420
Commercial Services & Supplies 1.7%
GFL Environmental, Inc.	1,339,383	42,150,383
Communications Equipment 1.1%
Arista Networks, Inc.*	89,434	26,620,030
Construction & Engineering 1.8%
Quanta Services, Inc.	93,616	25,832,399
WillScot Mobile Mini Holdings Corp.*(a)	435,280	17,163,090
		42,995,489
Construction Materials 1.5%
Martin Marietta Materials, Inc.	63,098	36,097,104
Consumer Finance 1.4%
Ally Financial, Inc.	897,880	34,990,384

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail 3.2%
Dollar General Corp.	125,127	$17,131,138
Performance Food Group Co.*	859,820	59,843,472
		76,974,610
Electrical Equipment 1.3%
AMETEK, Inc.	189,953	32,212,230
Electronic Equipment, Instruments & Components 2.7%
Amphenol Corp. (Class A Stock)	282,339	37,373,214
Cognex Corp.	610,179	27,775,348
		65,148,562
Energy Equipment & Services 1.2%
Halliburton Co.	756,279	27,755,439
Entertainment 1.6%
Take-Two Interactive Software, Inc.*	236,980	38,002,113
Financial Services 5.7%
Apollo Global Management, Inc.	438,396	50,924,079
Shift4 Payments, Inc. (Class A Stock)*(a)	763,650	51,378,372
WEX, Inc.*	195,699	36,658,337
		138,960,788
Food Products 1.8%
Freshpet, Inc.*	337,015	44,206,258
Ground Transportation 2.5%
J.B. Hunt Transport Services, Inc.	192,258	30,905,473
Saia, Inc.*	73,479	30,088,181
		60,993,654
Health Care Equipment & Supplies 5.5%
Cooper Cos., Inc. (The)	371,593	35,044,936
Dexcom, Inc.*	374,899	44,526,754
Insulet Corp.*	58,270	10,324,861
Penumbra, Inc.*	104,910	19,877,298
STERIS PLC	107,551	23,970,967
		133,744,816

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 7.0%
Churchill Downs, Inc.	323,458	$41,887,811
Domino’s Pizza, Inc.	102,451	52,104,530
Hilton Worldwide Holdings, Inc.	221,660	44,464,996
Texas Roadhouse, Inc.	184,721	31,895,775
		170,353,112
Household Durables 1.1%
Lennar Corp. (Class A Stock)	166,667	26,725,053
Insurance 1.1%
RenaissanceRe Holdings Ltd. (Bermuda)	111,699	25,451,734
Interactive Media & Services 2.6%
Pinterest, Inc. (Class A Stock)*	1,531,255	63,531,770
IT Services 3.6%
Gartner, Inc.*	75,512	31,690,121
Globant SA*	200,999	32,384,959
MongoDB, Inc.*	100,236	23,661,710
		87,736,790
Life Sciences Tools & Services 3.7%
Agilent Technologies, Inc.	97,199	12,675,722
Avantor, Inc.*	1,580,046	38,047,508
ICON PLC*	37,661	12,233,046
Illumina, Inc.*	193,909	20,220,830
IQVIA Holdings, Inc.*	34,072	7,464,834
		90,641,940
Machinery 1.4%
Xylem, Inc.	247,905	34,959,563
Media 2.1%
Trade Desk, Inc. (The) (Class A Stock)*	539,721	50,075,314
Oil, Gas & Consumable Fuels 2.3%
Cheniere Energy, Inc.	252,061	39,772,705
Permian Resources Corp.	1,043,168	17,097,524
		56,870,229

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Personal Care Products 1.1%
elf Beauty, Inc.*	138,819	$25,946,659
Professional Services 1.4%
KBR, Inc.	507,503	33,322,647
Real Estate Management & Development 3.1%
CBRE Group, Inc. (Class A Stock)*	426,986	37,604,657
CoStar Group, Inc.*	493,524	38,578,771
		76,183,428
Semiconductors & Semiconductor Equipment 6.0%
Marvell Technology, Inc.	654,351	45,025,893
Microchip Technology, Inc.	554,695	53,932,995
Universal Display Corp.	263,309	46,263,391
		145,222,279
Software 10.6%
Cadence Design Systems, Inc.*	113,430	32,476,143
Crowdstrike Holdings, Inc. (Class A Stock)*	191,979	60,218,053
CyberArk Software Ltd.*	81,845	18,762,966
Datadog, Inc. (Class A Stock)*	428,745	47,239,124
HubSpot, Inc.*	65,887	40,260,252
Procore Technologies, Inc.*	475,002	31,886,884
PTC, Inc.*	154,062	27,151,887
		257,995,309
Specialty Retail 3.7%
Burlington Stores, Inc.*	240,340	57,693,617
O’Reilly Automotive, Inc.*	33,477	32,247,055
		89,940,672
Textiles, Apparel & Luxury Goods 1.9%
On Holding AG (Switzerland) (Class A Stock)*(a)	1,108,530	47,156,866

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 2.4%
SiteOne Landscape Supply, Inc.*	173,352	$26,838,357
Watsco, Inc.(a)	64,446	30,605,405
		57,443,762

Total Long-Term Investments (cost $1,815,025,834)		2,386,278,715

Short-Term Investments 8.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.550%)(wb)	24,842,924	24,842,924
PGIM Institutional Money Market Fund (7-day effective yield 5.632%) (cost $172,785,402; includes $171,930,536 of cash collateral for securities on loan)(b)(wb)	173,016,117	172,912,308

Total Short-Term Investments (cost $197,628,326)		197,755,232

TOTAL INVESTMENTS 106.3% (cost $2,012,654,160)		2,584,033,947
Liabilities in excess of other assets (6.3)%		(154,101,135)

Net Assets 100.0%		$2,429,932,812

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $170,728,348; cash collateral of $171,930,536 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).